UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31, 2007

                  Date of reporting period: December 31, 2007



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Reports to Stockholders.

                                   NORTHEAST
                                   INVESTORS
                                  GROWTH FUND
                                 A NO-LOAD FUND
                                 Annual Report
                               For the Year Ended
                               December 31, 2007

Table of Contents
Letter to Shareholders . . . . . . . . . . . . . . . . . 2
Fund Performance. . . . . . . . . . . . . . . . . .. . . 4
Schedule of Investments . . . . . . . . . . . . . .. . . 9
Financial Statements . . . . . . . . . . . . . . .  . . 11
Notes to the Financial Statements. . . . . . . . .  . . 15
Report of Ernst & Young LLP, Independent
Registered Public Accounting Firm . . . . . . . . . . . 19
Trustees & Officers . . . . . . . . . . . . . . . . . . 20

Dear Fellow Shareholders:

Dear Fellow Shareholders,

        Northeast Investors Growth Fund had a strong year in 2007, +13.90%, outperforming its benchmark, the S&P 500 Index, which returned +5.48%. Performance was helped both by stock selection and a shift in sector allocation early in 2007. Still, this performance did not come easily. The markets were volatile as the challenges of high energy prices, weakness in the US housing market, concerns about inflation and the credit crisis continued to worry investors. There were three significant pullbacks during the year: late February, mid-May and early November. In each decline, except the last, the Fund recovered and climbed higher. Following their peak in early October, both the Fund and the S&P 500 retreated about 5%.

        An important theme during the last half of the year was to become more defensive with our investment strategy, with the hope that this might guard against the equity market's discounting a slowing economy. We lightened our exposure to companies that might suffer more from a slowdown in consumer spending such as, Best Buy Co., Comcast Corp., DSW Inc., and Starbucks Corp. and tried to increase our exposure to Consumer Staples and Health Care names that might weather a slowdown better, such as Pepsi Co., CVS Caremark Corp., Medco Health Solutions, and Hologic Inc.

        In the beginning of 2007, we initiated positions in areas we have traditionally avoided-notably Telecommunications, Materials and Utilities-bringing these sectors closer to a market weight. These proved to be good decisions as they all outperformed the S&P 500 Index. Cia Vale do Rio Doce, and Freeport McMoran Copper & Gold-both new names to the Fund in the Materials sector-significantly aided performance with returns in excess of 40% during the period they were held through year end. We believe these companies, which remain in the Fund's portfolio, should continue to benefit as spending on infrastructure in emerging economies continues, despite a potential slowdown in the US that could hinder demand for the traditionally cyclical Materials sector.

        The Energy sector was the best performing area of the S&P 500 in 2007. The Fund began the year with a neutral weighting as compared to the S&P and, largely through appreciation, ended the year overweight. Schlumberger, Encana Corp. and Apache Corp. remained top performers in this area, each returning in excess of 50%. Though high energy prices contribute to concerns of rising inflation, demand for oil should remain high as both the developed and developing economies have access to few viable substitutes in the nearterm.

        The Technology sector, which underperformed the S&P 500 in 2005 and 2006, turned in a strong performance in 2007 though not across all industries of the sector. Fund performance benefited from its long-term holdings in Apple Inc., Garmin Inc., Google Inc., and Corning Inc. Apple was the Fund's best performing stock, returning in excess of +120% for the year. The company maintains a dominant position in the digital music market, and continues to gain market share with sales of laptop and desktop computers. The release of the iPhone early in 2007 represented an entrance into a new, highly competitive, area for the company. Though Apple remains one of our top five holdings, exposure to the company was lightened slightly during the year.

        The Fund continued to reduce its exposure to the Financial Sector during the second half of the year. We began the year with a meaningful over-weighted position, were neutral mid-year, and ended the year under-weighted as compared to the S&P 500. A number of investments were sold in the fall as on-going concerns about the credit crisis and the weakening housing market adding to lower credit quality intensified. Holdings in Barclays, Citigroup, KBW and UBS, were eliminated. The financial sector was the weakest sector of the S&P 500 at year-end and, on balance, the stocks which we sold continued to underperform the market.

        Still, as discussed in the June shareholder letter, there were financial companies that performed well- notably, Eaton Vance Corp., State Street Corp and T. Rowe Price Group. A common theme among these holdings is their involvement in asset management or asset custody, services investors will continue to need. All three companies are well-positioned and are market leaders in their respective fields. However, as in most cases, they may not be immune to the effects of a slowing economy.

        Northeast Investors Growth Fund paid an income dividend of $0.0396 and a long-term capital gain distribution of $2.598 per share on December 17, 2007.

        We welcome and encourage you to contact us with any questions, concerns or comments. Please call us directly or visit our website at www.northeastinvestors.com where you can view the Fund's closing price, portfolio composition, and historical performance. If you follow your investments on-line, the ticker symbol for the Fund is NTHFX. Our lines of communication are always open to our most important partners, our fellow shareholders. We continue to appreciate your support.


William A. Oates, Jr.
January 2008

Average Annual Total Return
One year ended December 31, 2007 . . . . . . . . . . . . . . . . . . . . 13.90%
Five years ended December 31, 2007 . . . . . . . . . . . . . . . . . . . 14.07%
Ten years ended December 31, 2007 . . . . . . . . . . . . . . . . . . . . 6.12%

Performance Graph
(Ten Years)

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index, assuming an investment of $10,000 in both at their closing prices on December 31, 1997 and reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Keep in mind that past performance does not guarantee future returns, and an investment in the Fund is not guaranteed. For management's discussion of the Growth Fund's 2007 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

Table Omitted


                1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
Northeast
Investors
Growth       $13,334 $17,218 $14,642 $12,131  $9,381 $12,044 $13,075 $14,563 $15,909 $18,120
Fund

Standard
& Poor's     $12,834 $15,534 $14,121 $12,443 $9,693 $12,473 $13,830 $14,509 $16,800 $17,721
500 Index


Returns and Per Share Data

                        Year Ended December 31,
                        1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
Net Asset Value         20.47   26.08   20.23   15.43   11.91   15.26   16.52   18.40   20.10   20.19
Income Dividend          0.05    0.02    0.00    0.00    0.02    0.03    0.05    0.00    0.00    0.04
Capital Gains Dist       0.55    0.31    2.05    1.44    0.00    0.00    0.00    0.00    0.00    2.60
NEIG Return(%)          33.34   29.13   14.96  -17.15  -22.67   28.39    8.56   11.38    9.24   13.90
S&P 500 Return(%)       28.34   21.04   -9.10  -11.88  -22.10   28.68   10.88    4.91   15.79    5.48

Table Omitted

Quarterly Portfolio Holdings: Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Form N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. and copiesmay be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Fund's reference number as a registrant under the Investment Company Act of 1940 is 811-3074

About Your Fund's Expenses

                                Beginning Account Value         Ending Account Value            Expenses Paid During Period
                                6/30/2007                       12/31/2007                      6/30/2007 - 12/31/2007
Actual Return
6.48%                           $1,000.00                       $1,064.80                       $5.60
Hypothetical
(5% return before expenses)     $1,000.00                       $1,019.78                       $5.48

Example:

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, 6/30/2007 - 12/31/2007.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund'a actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this5%hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Ten Largest Investment Holdings
December 31, 2007
                                        Market               Percent of
                                        Value                Net Assets


Eaton Vance Corp. . . . .  . . . . . . $6,248,416               4.30%
Apple, Inc. . . . . . . . . . . . . . . 5,526,432               3.80%
Google, Inc., Class A . . . . . . . . . 4,840,360               3.33%
T. Rowe Price Group, Inc. . . . . . . . 4,322,480               2.97%
Procter & Gamble Co. . . .. . . . . . . 4,001,390               2.75%
Akamai Technologies, Inc. . . . . . . . 3,947,860               2.71%
Gilead Sciences, Inc. . . . . . . . . . 3,874,042               2.66%
CVS Caremark Corp. . . . .  . . . . . . 3,845,018               2.64%
PepsiCo, Inc. . . . . . . . . . . . . . 3,665,970               2.43%

Summary of Sector Weightings as a Percentage of Net Assets
December 31, 2007

                                        Market          Northeast Investors     S&P 500
Major Sectors                           Value           Growth Fund             Index

Consumer Discretionary. . . . . . . . $ 4,019,184       2.76%                   10.20%
Consumer Staples . . . . . .  . . . . $14,402,818       9.90%                    9.50%
Energy . . . . . . . . . . .  . . . . $21,050,714      14.48%                   10.90%
Financials . . . . . . . . . . . . .. $21,171,981      14.56%                   20.10%
Health Care. . . . . . . . . . .  . . $16,809,102      11.56%                   11.70%
Industrials . . . . . . . . . . . . . $21,907,744      15.06%                   11.50%
Information Technology . . . . . .  . $33,151,064      22.79%                   15.60%
Materials . . . . . . . . . . ..  . . $ 6,141,550       4.22%                    3.20%
Telecommunication Services . . . . .. $ 5,872,995       4.04%                    3.80%
Utilities . . . . . . . . . . . . . . $ 2,555,332       1.76%                    3.50%
Cash, other assets and liabilities . $ (1,642,824)     -1.13%                    0.00%
                                                      -------                   ------
                                                      100.00%                  100.00%

Summary of Net Assets by Industry
December 31, 2007

                                                        Market             % of
                                                        Value        Net Assets


Common Stocks

Aerospace & Defense                                     $ 4,945,206        3.40%
Application Software                                      2,491,159        1.71%
Asset Management & Custodian                             13,461,616        9.25%
Biotechnology                                             5,135,575        3.53%
Communications Equipment                                  7,693,458        5.29%
Computer Hardware                                         5,526,432        3.80%
Computer Storage & Peripherals                            1,510,195        1.04%
Construction and Farming                                  3,059,016        2.10%
Consumer Finance                                          1,898,730        1.30%
Data Processing                                           2,613,612        1.80%
Diversified Financial Services                            2,413,845        1.66%
Diversified Minerals                                      3,711,200        2.55%
Drug Retail                                               3,845,017        2.64%
Electric Utility                                          2,555,332        1.76%
Electrical Components & Equipment                         3,365,604        2.31%
Electronic Equipment Manufacturer                         4,734,993        3.26%
Gold                                                        535,210        0.37%
Health Care Equipment                                     6,161,106        4.24%
Health Care Services                                      3,227,055        2.22%
Household Products                                        4,001,390        2.75%
Industrial Conglomerate                                   4,867,987        3.35%
Industrial Machinery                                      3,114,770        2.14%
Integrated Oil & Gas                                      9,120,762        6.27%
Integrated Telecommunication Services                     4,007,924        2.76%
Internet Software and Services                            8,788,220        6.04%
Investment Bank & Brokerage                               3,397,790        2.34%
Managed Health                                            2,285,366        1.57%
Metals & Mining                                           1,895,140        1.30%
Movies & Entertainment                                    1,865,784        1.28%
Oil & Gas Equipment                                       5,055,050        3.48%
Oil & Gas Exploration                                     6,874,902        4.73%
Packaged Foods                                            2,890,440        1.99%
Railroads                                                 2,555,161        1.76%
Soft Drinks                                               3,665,970        2.52%
Systems Software                                          1,946,396        1.34%
Wireless Services                                         1,865,071        1.28%
                                                        -----------      -------
Total Common Stocks                                     147,082,484      101.13%
Total Cash Equivalents                                   23,648,351       16.26%
                                                        -----------      -------
Total Investment Portfolio                              170,730,835      117.39%
Net Other Assets and Liabilities                        (25,291,175)     -17.39%
                                                        -----------      -------
Total Net Assets                                        145,439,660      100.00%
                                                        -----------      -------
                                                        -----------      -------


Schedule of Investments December 31, 2007
                                        Number          Market          Percent
Common Stock Sector                         of           Value           of Net
Name of Issuer                          Shares          (Note B)         Assets
-------------------------------------------------------------------------------

Consumer Discretionary
-------------------------------------------------------------------------------
Garmin Ltd.*# . . . . . . . . . . . . . 22,200        $ 2,153,400
Walt Disney Co. . . . . . . . . . . . . 57,800          1,865,784
                                                        ---------
                                                        4,019,184       2.76%

Consumer Staples
-------------------------------------------------------------------------------
CVS Caremark Corp.* . . . . . . . . . . 96,730          3,845,018
Nestle SA. . . . . . .. . . . . . . . . 25,200          2,890,440
PepsiCo, Inc. . . . . . . . . . . . . . 48,300          3,665,970
Procter & Gamble Co.* . . . . . . . . . 54,500          4,001,390
                                                        ---------
                                                       14,402,818       9.90%

Energy
-------------------------------------------------------------------------------
Apache Corp.  . . . . . . . . . . . . . 32,900          3,538,066
Chevron Corp. . . . . . . . . . . . . . 30,700          2,865,231
ConocoPhillips. . . . . . . . . . . . . 24,500          2,163,350
EnCana Corp.* . . . . . . . . . . . . . 49,100          3,336,836
Exxon Mobil Corp.*. . . . . . . . . . . 20,082          1,881,483
Schlumberger Ltd. . . . . . . . . . . . 35,000          3,442,950
Suncor Energy, Inc. . . . . . . . . . . 20,332          2,210,698
Weatherford International Ltd.^ . . . . 23,500          1,612,100
                                                        ---------
                                                       21,050,714       14.48%

Financials
-------------------------------------------------------------------------------
American Express Co. . . . . . . .  . . 36,500          1,898,730
Eaton Vance Corp.*# . . . . . . .  . . 137,600          6,248,416
Goldman Sachs Group*. . . . . . . . . . 15,800          3,397,790
JPMorgan Chase & Co. . . . . . .  . . . 55,300          2,413,845
State Street Corp. . . . . . . . .  . . 35,600          2,890,720
T. Rowe Price Group, Inc.*# . . . . . . 71,000          4,322,480
                                                        ---------
                                                       21,171,981       14.56%

Health Care
-------------------------------------------------------------------------------
Celgene Corp.^# . . . . . . . . . . . . 27,300          1,261,533
Gilead Sciences, Inc.*^ . . . . . . . . 84,200          3,874,042
Hologic, Inc.^#. . . . . . . . . . .. . 45,890          3,149,889
Medco Health Solutions, Inc.^ . . . . . 31,825          3,227,055
Stryker Corp. . . . . . . . . . . . . . 40,300          3,011,216
Wellpoint, Inc.^ . . . . . . . . .  . . 26,050          2,285,367
                                                        ---------
                                                       16,809,102       11.56%

Industrials
-------------------------------------------------------------------------------
3M Co.* . . . . . . . . . . . . . . . . 29,200          2,462,144
The Boeing Company* . . . . . . . . . . 26,000          2,273,960
Burlington Northern Santa Fe Corp. .  . 30,700          2,555,161
Caterpillar, Inc. . . . . . . . . . . . 35,100          2,546,856
Danaher Corp. . . . . . . . . . . . . . 35,500          3,114,770
Deere & Co. . . . . . . . . . . .  . . . 5,500            512,160
Emerson Electric Co. . . . . . . . .. . 59,400          3,365,604
General Electric Co.* . . . . . . . . . 64,900          2,405,843
United Technologies Corp. . . . . . . . 34,900          2,671,246
                                                        ---------
                                                       21,907,744       15.06%

Information Technology
-------------------------------------------------------------------------------
Adobe Systems, Inc.^ . . . . . . .. . . 58,300          2,491,159
Akamai Technologies, Inc.*^# . . . . . 114,100          3,947,860
Apple, Inc.*^ . . . . . . . . . . . . . 27,900          5,526,432
Cisco Systems, Inc.^ . . . . . . . .. . 90,500          2,449,825
Corning, Inc.* . . . . . . . . . . . . 145,100          3,480,949
EMC Corp.^ . . . . . . . . . . .  . . . 81,500          1,510,195
Google, Inc., Class A^. . . . . .  . . . 7,000          4,840,360
Iron Mountain, Inc.^# . . . . . . . . . 70,600          2,613,612
Itron, Inc.^# . . . . . . . . . . . . . 26,900          2,581,593
Oracle Corp.^ . . . . . . . . . . . . . 86,200          1,946,396
Sonus Networks, Inc.^# . . . . . . . . 302,347          1,762,683
                                                        ---------
                                                       33,151,064       22.79%

Materials
-------------------------------------------------------------------------------
BHP Billiton Ltd.# . . . . . . . . .. . 25,000          1,751,000
Cia Vale do Rio Doce . . . . . .  . . . 60,000          1,960,200
Freeport-McMoran Copper & Gold, Inc.  . 18,500          1,895,140
Streettracks Gold Trust^ . . . . . . . . 6,500            535,210
                                                        ---------
                                                        6,141,550       4.22%

Telecommunication Services
-------------------------------------------------------------------------------
American Tower Corp., Class A*^ . .  . . 43,781         1,865,071
AT&T, Inc. . . . . . . . . . . . . . . . 48,500         2,015,660
Verizon Communications, Inc. . . . . . . 45,600         1,992,264
                                                        ---------
                                                        5,872,995       4.04%

Utilities
-------------------------------------------------------------------------------
Exelon Corp. . . . . . . . . . . . . . . 31,300         2,555,332       1.76%

Total Common Stocks (Cost-$101,255,848). . . . . . . $147,082,484     101.13%

Cash Equivalents
-------------------------------------------------------------------------------
State Street Bank & Trust Navigator Prime . . .. . . . 23,648,351
Total Cash Equivalents (Cost-$23,648,351). . . . . . $ 23,648,351      16.26%
                                                       ----------
Total Investment Portfolio (Cost-$124,904,199) . .  . 170,730,835     117.39%
                                                       ----------
Total Other Assets and Liabilities . . . .. . . . . . (25,291,175)    -17.39%
                                                       ----------
Total Net Assets . . . . . . . . . . . . . . . . . . $145,439,660     100.00%
                                                      -----------
                                                      -----------

* All or a portion of this security is pledged to collateralize short-term borrowings
^ Non-income producing security
# All or a portion of this security is currently out on loan
 Security held as collateral for securities on loan


Statement of Assets and Liabilities
December 31, 2007

Assets
-------------------------------------------------------------------------------
Investments-at market value (including securities loaned of $22,945,781)
(cost $124,904,199) . . . .. . . . . . . . . . . . . . . . . . . . $170,730,835
Dividends receivable . . .  . . . . . . . . . . . . . . . . . . . . . . 115,380
Receivable for shares sold . . . . . . . . . . . . . . . . . . . . . . . 77,546
Other receivables . . . . .. . . . . . . . . . . . . . . . . . . . . . . 18,470
                                                                    -----------
Total Assets . . . . . . .  . . . . . . . . . . . . . . . . . . . . 170,942,231

Liabilities
-------------------------------------------------------------------------------
Collateral on securities loaned, at value . . . . . . .  . . . . . . 23,648,351
Short-term borrowing . . . . . . . . . . . . . . . . . .. . . . . . . 1,728,254
Accrued investment advisory fee. . . . . . . . . . . . . . . . . . . . . 70,601
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . 41,920
Payable for shares repurchased . . . . . . . . . . . . . . . . . . . . . 11,646
Miscellaneous payable . . . . . . . . . . . . . . . . . . . . . . . . . . 1,799
                                                                     ----------
Total Liabilities . . . . . . . . . . . . . . . . . . . . .  . . . . 25,502,571

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . $145,439,660
                                                                    -----------
                                                                    -----------

Net Assets Consist of:
Capital paid-in . . . . . . . . . . . . . . . . . . . . . . . . . . $99,613,024
Net unrealized appreciation of investments . . . . . . . . . . . . . 45,826,636
                                                                    -----------
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . $145,439,660

Net Asset Value, offering price and redemption price per share
($145,439,660/7,204,472 shares) . . . . . . . . . . . . . . .. . . . . . $20.19

The accompanying notes are an integral part of the financial statements.


Statement of Operations
December 31, 2007

Investment Income
Dividend Income . . . . . . .. . . . . . . . . . . . . . . . . . . . $1,508,961
Security Lending Income . . .. . . . . . . . . . . . . . . . . . . . . . 86,242
Interest Income . . . . . . .. . . . . . . . . . . . . . . . . . . . . . 16,117
Other Income . . . . . . . .  . . . . . . . . . . . . . . . . . . . . . 117,475
                                                                     ----------
Total Income . . . . . . . .  . . . . . . . . . . . . . . . . . . . . 1,728,795

Expenses
Investment advisory fee . . . . . . . . . . .  . . . . . . . . . . . . $813,623
Administrative expenses and salaries . . . . .. . . . . . . . . . . . . 348,423
Audit fees. . . . . . . . . . . . . . . . . .  . . . . . . . . . . . . . 92,425
Printing, postage, and stationery . . . . . .  . . . . . . . . . . . . . 61,850
Insurance . . . . . . . . . . . . . . . . . .  . . . . . . . . . . . . . 45,220
Legal fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 44,050
Computer and related expenses . . . . . . . .  . . . . . . . . . . . . . 40,525
Registration and Filing fees . . . . . . . . . . . . . . . . . . . . . . 32,200
Trustee fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30,000
Commitment fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24,585
Telephone expense. . . . . . . . . . . . . . . . . . . . . . . . . . . . 16,350
Interest fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11,398
Custodian fees . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . 7,478
Miscellaneous fees . . . . . . . . . . . . . .. . . . . . . . . . . . . . 8,561
                                                                     ----------
Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . $1,576,688

Net Investment Income . . . . . . . . . . . . . . . . . . . .. . . . . $152,107
                                                                     ----------
                                                                     ----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions . . . . .  . . $7,592,914
Change in unrealized appreciation (depreciation) of investments .. . 10,742,593
                                                                     ----------
Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . 18,335,507
                                                                     ----------
Net increase (decrease) in net assets resulting from operations . . $18,487,614

The accompanying notes are an integral part of the financial statements.


Statements of Changes in Net Assets
                                                                        Year Ended              Year Ended
                                                                        December 31,            December 31,
                                                                        2007                    2006

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . $152,107                 $102,663
Net realized gain (loss) from investment transactions . . . . . . . . 7,592,914               10,976,145
Change in unrealized appreciation (depreciation) of investments . .. 10,742,593                1,048,760
                                                                     ----------               ----------
Net Increase (Decrease) in Net Assets
Resulting from Operations . . . . . . . . . . .  . . . . . . . . . . 18,487,614               12,127,568

Distributions to Shareholders
From net investment income . . . . . . . .   . . . . . . . . . . . . . (254,770)                       -
From net realized gains from investment transactions . . . . .  . . (16,714,448)                       -
                                                                     ----------              -----------
Total Distributions to Shareholders . . . . . . . . . . . . . . . . (16,969,218)                       -
From Net Fund Share Transactions . . . . . .. . . . . . . . . . . . . 3,994,441               (6,613,081)
                                                                     ----------              -----------
Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . 5,512,837                5,514,487

Net Assets:
Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . 139,926,823              134,412,336
                                                                    -----------              -----------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . $145,439,660             $139,926,823

The accompanying notes are an integral part of the financial statements.


Financial Highlights
                                        Year Ended December 31,
                                        2007   2006   2005   2004   2003
Per Share Data ^
Net Asset Value:
Beginning of Period . . . . . . . . .   $20.10 $18.40 $16.52 $15.26 $11.91
                                        ------  -----  -----  -----  -----
Income From Investment Operations:
Net investment income (loss) . . . . . .. 0.02   0.01  (0.02)  0.04   0.03
Net realized and unrealized gain (loss)
on investment. . . . . . . . .  . . . . . 2.71   1.69   1.90   1.27   3.35
                                         -----   ----  -----   ----   ----
Total from investment operations . . .  . 2.73   1.70   1.88   1.31   3.38

Less Distributions:
Net investment income . . . . . .  . . . (0.04)  0.00   0.00  (0.05) (0.03)
Capital Gain. . . . . . . . . . . .  . . (2.60)  0.00   0.00   0.00   0.00
                                        ------  -----   ----   ----   ----
Total Distributions . . . . . . . .. . . (2.64)  0.00   0.00  (0.05) (0.03)

Net Asset Value:
End of Period . . . . . . . . . . . . . $20.19 $20.10 $18.40 $16.52 $15.26
                                        ------ ------ ------ ------ ------
Total Return . . . . . . . . . .  . . . 13.90%  9.24% 11.38%  8.56% 28.39%

Ratios & Supplemental Data

Net assets end of period (in
thousands) . . . . . . . . . . . .  . $145,440 $139,927 $134,412 $136,238 $141,561
Ratio of operating expenses to
average net assets (includes interest
expense). . . . . . . . . . . . . . .  . 1.10%    1.15%    1.18%    1.32%    1.43%
Ratio of interest expense to average net
assets . . . . . . . . . . . . . . . . . 0.01%    0.00%*   0.00%*   0.07%    0.22%
Ratio of net investment income to
average net assets . . . . . . . . . . . 0.11%    0.08%   -0.15%    0.29%    0.21%
Portfolio turnover rate . . . . . . .  . . 40%      52%      57%      19%      25%

^ Average share method used to calculate per share data
* Amount is less than .01%

Notes to Financial Statements

Note A-Organization

Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund's objective is to produce long term growth for its shareholders.

Note B-Significant Accounting Policies

Significant accounting policies of the Fund are as follows:

        Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

        Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices it's portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At December 31, 2007 there were no securities priced at fair value as determined in good faith.

        In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the Fund's financial statements.

        Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

        State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

        Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

        Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

        Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract

        The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3.4 of 1% of the next $20,000,000 and 1.2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John C. Emery, Michael Baldwin, and F. Washington Jarvis are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

         Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

        The Fund pays expenses, including the salaries of employees engaged in the following activities, related to its role as transfer, dividend paying and shareholder servicing agent.

Note D-Purchases and Sales of Investments

        The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $56,516,262 and $66,276,658, respectively, for the year ended December 31, 2007.


Note E-Shares of Beneficial Interest

        At December 31, 2007, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                        December 31, 2007       December 31, 2006
                                        -----------------       -----------------
                                        Shares  Amount          Shares  Amount

Shares sold . . . . . . . . . . . . .. 292,188 $ 6,243,717     390,449 $ 7,534,693
Shares issued to shareholders in
reinvestment of distributions from
net investment income and
realized gains from security
transactions . . . . . . . . . .   . . 790,393  15,570,737           0           0
                                       -------  ----------     -------  ----------
                                     1,082,581 $21,814,454     390,449  $7,534,693
Shares repurchased . . .. . . . . . .(840,605)$(17,820,013)   (734,701) $(14,147,774)
                                     ---------  ----------     -------  ----------
Net Increase . . . . . . . .. . . . . 241,976  $ 3,994,441    (344,252) $ (6,613,081)

Note F-Repurchase Agreement

On a daily basis, the Fund may invest any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. At December 31, 2007, there were no open repurchase agreements.

Note G-Committed Line of Credit

        Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At December 31, 2007, the Fund had an unused line of credit amounting to $23,271,746. In addition the Fund pays a commitment fee of 0.10% per annum, payable at the end of each quarter based on the unused portion of the line of credit. The committed line of credit may be terminated at the banks option at the annual renewal date.

        The following information relates to aggregate short-term borrowings during the year ended December 31, 2007:

Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period) . . $424,304
Weighted average interest rate . . . . . . . . . . . . . . . . . . .  . . 5.40%

Note H-Additional Tax Information

        Dividends paid during the fiscal year ended December 31, 2006 and 2007 were $0 and $254,770 respectively, and such dividends were classified for tax purposes as ordinary income.


        Capital gain distributions paid during the fiscal year ended December 31, 2006 and 2007 were $0 and $16,714,448 respectively, and such capital gain distributions were classified for tax purposes as long term capital gains.

        As of December 31, the components of accumulated earnings (losses) on a tax basis were as follows:

                                                                2007
                                                                ----
Unrealized appreciation . . . . . . . . . . . . . . . . . .  $46,793,933
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . (967,297)
                                                            -------------
Net unrealized appreciation of investments. . . . . . . . . . 45,826,636
Capital paid-in . . . . . . . . . . . . . . . . . . . . . . . 99,613,024

        At December 31, 2007 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

                                                                2007
                                                                ----
Tax cost . . . . . . . . . . . . . . . . . . . . . . . . .  $124,904,199
Gross unrealized gain . . . . . . . . . . . . . . . . . . . . 46,793,933
Gross unrealized loss . . . . . . . . . . . . . . . . . . . . . (967,297)
                                                           --------------
Net unrealized security gain (loss) . . . . . . . . . . . . $ 45,826,636

        On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income
Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will 'more-likely-than-not' be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the Fund's current fiscal year. The implementation of FIN 48 did not result in any unrecognized tax benefits and management has concluded that no provision is required in the Fund's accompanying financial statements, however each of the open tax years (2004-2007) remains subject to examination by the Internal Revenue Service.

Note I-Securities Lending

        The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 2007, the value of securities loaned and the value of collateral was $22,945,781 and $23,648,351, respectively. During the year ended December 31, 2007, income from securities lending amounted to $86,242.


Report of Ernst & Young LLP, Independent Registered
Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
Northeast Investors Growth Fund.

        We have audited the accompanying statement of assets and liabilities of Northeast Investors Growth Fund (the Fund), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for the each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Growth Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                Ernst & Young LLP

Boston, Massachusetts
February 19, 2008

Trustees and Officers
TRUSTEES & OFFICERS

        The Trustees of Northeast Investors Growth Fund are William A. Oates, Jr., Ernest E. Monrad, Robert B. Minturn, John C. Emery, Michael Baldwin, and
F. Washington Jarvis. Under Massachusetts Law, the Trustees are generally responsible for protecting the interests of the shareholders by overseeing the operation and management of the Fund. The table below provides certain information about the Fund's Trustees and Officers. The mailing address for the Trustees and Officers of the Fund is 150 Federal Street, Boston, MA 02110-1745.

        The Fund's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Fund at 800-225-6704 or visit our website at www.northeastinvestors.com.


                                                                                Principal Occupation(s)
                                                                                During the Past Five Years/and
Name/Age/Service*                       Position                                Other Directorships
-----------------                       --------                                ------------------------------

                                        AFFILIATED TRUSTEES AND FUND OFFICERS

Williams A. Oates, Jr.                  Trustee and                             Trustee and President of Northeast
Age: 65                                 President                               Investors Growth Fund; President and
Years of Service: 27                                                            Director of Northeast Investment
                                                                                Management, Inc.

Ernest E. Monrad                        Trustee                                 Trustee of Northeast Investors Trust;
Age: 77                                                                         Director of New America High Income
Years of Service: 27                                                            Fund, Inc.

Gordon C. Barrett                       Senior Vice                             Chief Financial Officer of Northeast
Age: 51                                 President, Chief                        Investors Growth Fund, Chief Financial
Years of Service: 14                    Financial Officer, and                  Officer of Northeast Investors Trust, and
                                        Chief Compliance Officer                Officer of Northeast Investment
                                                                                Management, Inc.

Robert B. Minturn                       Trustee, Clerk,                         Officer of Northeast Investors Trust;
Age: 68                                 Vice President, and                     Trustee and Officer of Northeast
Years of Service: 27                    Chief Legal Officer                     Investors Growth Fund; Officer of
                                                                                Northeast Investment Management, Inc.

                                        INDEPENDENT TRUSTEES

John C. Emery                           Trustee                                 Partner, Law Firm of Sullivan &
Age: 77                                                                         Worcester
Years of Service: 27

Michael Baldwin                         Trustee                                 Partner, Baldwin Brothers, Registered
Age: 67                                                                         Investment Advisor
Years of Service: 8

F. Washington Jarvis                    Trustee                                 Headmaster Emeritus at Roxbury Latin
Age: 68                                                                         School
Years of Service: 4

* The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.

Trustees
-------------------------------------------------------------------------------
William A. Oates, Jr.                                   John C. Emery
Ernest E. Monrad                                        Michael Baldwin
Robert B. Minturn                                       F. Washington Jarvis

Officers
-------------------------------------------------------------------------------
William A. Oates, Jr., President
Gordon C. Barrett, Senior Vice President, Chief Financial Officer & Chief Compliance Officer
Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
Richard J. Semple, Vice President
Bruce H. Monrad, Vice President
David A. Randall, Vice President
John F. Francini, Vice President
Nancy M. Mulligan, Vice President

Investment Advisor
-------------------------------------------------------------------------------
Northeast Management & Research Company, Inc.
150 Federal Street
Boston, Massachusetts 02110

Custodian
-------------------------------------------------------------------------------
State Street Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02111

Legal Counsel
-------------------------------------------------------------------------------
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
-------------------------------------------------------------------------------
Northeast Investors Growth Fund
150 Federal Street
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

For a free copy of the Fund's proxy voting guidelines and proxy voting record visit www.northeastinvestors.com/growth/proxypolicy.stm, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s website at www.sec.gov.

Shares of the Fund are sold to investors at net asset value by

                        Northeast Investors Growth Fund
                               150 Federal Street
                          Boston, Massachusetts 02110
                          800-225-6704  617-523-3588
                           www.northeastinvestors.com






Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of the code of ethics has been filed as Exhibit to registrant's Report on Form N-CSR for its fiscal year ended December 31, 2003. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. Certain of the registrant's trustees who are considered to be "interested persons" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, do possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Fund.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees. The aggregate fees billed for the registrant's fiscal years ended December 31, 2007 and December 31, 2006 for professional services rendered by the registrant's principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $48,000, and $48,000 respectively.

         (b) Audit-Related Fees The aggregate fees billed for the registrant's fiscal year ended December 31, 2007 and December 31, 2006 for assurance and related services by the registrant's principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $19,500 and $19,500 respectively. Such services consisted of a report of the Fund's transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund's anti-money laundering controls and policies.

         (c) Tax Fees. The aggregate fees billed in the registrant's fiscal years ended December 31, 2007 and December 31, 2006 for professional services rendered by the registrant's principal accountant for tax matters were $8,000 and $7,500 respectively. Such services consisted of the preparation of the registrant's federal income and excise tax returns.

         (d) Other Fees. During the fiscal years ended December 31, 2007 and 2006 the aggregate fees billed for other services rendered by the registrant's principal accountant were $16,731 and $34,963 respectively. Such services consisted of a review and testing of registrant's compliance policies and procedures pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

         (e) It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountant be approved in advance by the Audit Committee, and all of the services described in Paragraphs
(a) - (d) of this item were so approved.

         (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant's engagement to audit the registrant's financial statements were attributed to work by persons other than the principal accountants' full-time, permanent employees.

         (g) No non-audit services were provided by the registrant's principal accountant to the registrant's investment adviser. There is no entity affiliated with registrant's investment adviser that provides ongoing services to the registrant.

         (h)      Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Manager of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.



Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made with respect to procedures by which shareholders may recommend nominees for trustee during the covered period.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) 99.CERT Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to
         Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.








                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: March 10, 2008


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: March 10, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: March 10, 2008


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: March 10, 2008

                                 Exhibit 99.CERT

         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: March 10, 2008
                                            William A. Oates, Jr.
                                            President
                                            (principal executive officer)





         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1.       I have reviewed this report on Form N-CSR of Northeast Investors Growth
Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: March 10, 2008
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (principal financial officer)






                               Exhibit 99.906CERT

     Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Growth Fund, a Massachusetts business trust (the "Registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended December 31, 2007 of the Registrant (the "Form N-CSR") fully complies with the requirements of
Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



Dated:  March 10, 2008
                                            William A. Oates, Jr.
                                            President
                                            (Principal Executive Officer)


Dated:  March 10, 2008
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.